intangible assets and goodwill - Business acquisitions (Details) $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2025 CAD ($)	Jun. 30, 2025 USD ($)	May 01, 2025	Jun. 30, 2024
Customer relationships | Minimum
Acquisition effected by way of:
Useful life of intangible assets	10 years
Customer relationships | Maximum
Acquisition effected by way of:
Useful life of intangible assets	15 years
Other intangible assets | Minimum
Acquisition effected by way of:
Useful life of intangible assets	5 years
Other intangible assets | Maximum
Acquisition effected by way of:
Useful life of intangible assets	15 years
Combined acquisitions
Current assets
Cash	$ 4
Accounts receivable	38
Other	4
Total current assets	46
Non-current assets
Intangible assets subject to amortization	348
Other	2
Total non-current assets	379
Total identifiable assets acquired	425
Current liabilities
Accounts payable and accrued liabilities	59
Income and other taxes payable	1
Advance billings and customer deposits	23
Provisions	117
Total current liabilities	200
Non-current liabilities
Long-term debt	20
Deferred income taxes	101
Total non-current liabilities	121
Total liabilities assumed	321
Net identifiable assets acquired	104
Goodwill	439
Net assets acquired	543
Acquisition effected by way of:
Cash consideration	465
Accounts payable and accrued liabilities	1
Provisions	57
Total consideration transferred	543
Re-measured pre-acquisition interest at acquisition-date fair value	11
Pre-existing relationship effectively settled	9
Combined acquisitions | Owned assets
Non-current assets
Property, plant and equipment	9
Combined acquisitions | Right-of-use lease assets
Non-current assets
Property, plant and equipment	20
Individually immaterial transactions
Business acquisition
Ownership interest in businesses acquired (as a percentage)			100.00%	100.00%
Current assets
Cash	0
Accounts receivable	8
Other	0
Total current assets	8
Non-current assets
Intangible assets subject to amortization	29
Other	1
Total non-current assets	31
Total identifiable assets acquired	39
Current liabilities
Accounts payable and accrued liabilities	14
Income and other taxes payable	0
Advance billings and customer deposits	0
Provisions	21
Total current liabilities	35
Non-current liabilities
Long-term debt	1
Deferred income taxes	5
Total non-current liabilities	6
Total liabilities assumed	41
Net identifiable assets acquired	(2)
Goodwill	77
Net assets acquired	75
Acquisition effected by way of:
Cash consideration	12
Accounts payable and accrued liabilities	1
Provisions	42
Total consideration transferred	75
Re-measured pre-acquisition interest at acquisition-date fair value	11
Pre-existing relationship effectively settled	9
Individually immaterial transactions | Owned assets
Non-current assets
Property, plant and equipment	0
Individually immaterial transactions | Right-of-use lease assets
Non-current assets
Property, plant and equipment	1
Workplace Options
Current assets
Cash	4
Accounts receivable	30
Other	4
Total current assets	38
Non-current assets
Intangible assets subject to amortization	319
Other	1
Total non-current assets	348
Total identifiable assets acquired	386
Current liabilities
Accounts payable and accrued liabilities	45
Income and other taxes payable	1
Advance billings and customer deposits	23
Provisions	96
Total current liabilities	165
Non-current liabilities
Long-term debt	19
Deferred income taxes	96
Total non-current liabilities	115
Total liabilities assumed	280
Net identifiable assets acquired	106
Goodwill	362
Net assets acquired	468
Acquisition effected by way of:
Cash consideration	453
Provisions	15
Total consideration transferred	468
Purchase consideration in the form of shares issued	280	$ 200
Workplace Options | Owned assets
Non-current assets
Property, plant and equipment	9
Workplace Options | Right-of-use lease assets
Non-current assets
Property, plant and equipment	$ 19